UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05385

Deutsche Value Series, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 11/30

Date of reporting period: 2/29/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                    as of February 29, 2016 (Unaudited)

Deutsche Large Cap Value Fund

	Shares	Value ($)
Common Stocks 99.3%
Consumer Discretionary 13.3%
Hotels, Restaurants & Leisure 2.2%
Del Taco Restaurants, Inc.* (a)	707,672	7,664,088
Yum! Brands, Inc.	185,595	13,450,069
		21,114,157
Media 9.2%
CBS Corp. "B"	401,600	19,429,408
Comcast Corp. "A" (a)	427,933	24,704,572
Starz "A"* (a)	638,038	16,072,177
Viacom, Inc. "B"	802,698	29,579,422
		89,785,579
Specialty Retail 1.9%
Home Depot, Inc.	64,623	8,021,007
Signet Jewelers Ltd.	97,088	10,524,339
		18,545,346
Consumer Staples 13.5%
Beverages 5.2%
Constellation Brands, Inc. "A"	102,609	14,511,991
Dr. Pepper Snapple Group, Inc. (a)	184,987	16,931,860
PepsiCo, Inc.	195,013	19,076,171
		50,520,022
Food Products 1.3%
McCormick & Co., Inc. (a)	104,500	9,745,670
The WhiteWave Foods Co.*	67,800	2,625,216
		12,370,886
Household Products 4.9%
Colgate-Palmolive Co.	361,873	23,753,344
Kimberly-Clark Corp.	107,000	13,942,100
Spectrum Brands Holdings, Inc.	101,900	9,758,963
		47,454,407
Tobacco 2.1%
Reynolds American, Inc.	411,400	20,746,902
Energy 10.7%
Oil, Gas & Consumable Fuels
Chevron Corp.	291,200	24,297,728
EOG Resources, Inc.	104,766	6,782,551
Exxon Mobil Corp.	475,289	38,094,413
Pioneer Natural Resources Co.	42,399	5,110,352
Tesoro Corp.	175,171	14,132,796
Valero Energy Corp.	259,398	15,584,632
		104,002,472
Financials 18.1%
Banks 2.9%
Bank of America Corp.	529,944	6,634,899
Citigroup, Inc.	196,824	7,646,612
JPMorgan Chase & Co.	246,050	13,852,615
		28,134,126
Capital Markets 5.1%
Affiliated Managers Group, Inc.*	126,961	17,608,221
Charles Schwab Corp.	321,100	8,043,555
The Goldman Sachs Group, Inc.	157,200	23,506,116
		49,157,892
Insurance 4.9%
Allstate Corp.	293,700	18,638,202
Hartford Financial Services Group, Inc.	560,905	23,625,319
XL Group PLC	147,800	5,081,364
		47,344,885
Real Estate Investment Trusts 5.2%
AvalonBay Communities, Inc. (REIT)	102,285	17,556,197
Equity Residential (REIT)	159,000	11,843,910
Prologis, Inc. (REIT)	247,296	9,511,004
Simon Property Group, Inc. (REIT)	64,200	12,180,666
		51,091,777
Health Care 19.4%
Biotechnology 7.3%
Alexion Pharmaceuticals, Inc.*	110,179	15,513,203
Celgene Corp.*	154,072	15,535,080
Gilead Sciences, Inc.	185,074	16,147,707
Puma Biotechnology, Inc.* (a)	404,137	18,097,255
Sarepta Therapeutics, Inc.* (a)	431,844	5,920,581
		71,213,826
Health Care Equipment & Supplies 1.5%
Medtronic PLC	189,930	14,698,683
Health Care Providers & Services 6.8%
Anthem, Inc.	77,562	10,136,578
Centene Corp.* (a)	184,700	10,520,512
Cigna Corp.	324,597	45,316,987
		65,974,077
Pharmaceuticals 3.8%
Bristol-Myers Squibb Co.	313,043	19,386,753
Endo International PLC*	406,450	16,993,674
		36,380,427
Industrials 6.0%
Aerospace & Defense 5.0%
Lockheed Martin Corp.	62,611	13,510,828
Northrop Grumman Corp.	69,746	13,406,576
Raytheon Co.	176,295	21,834,136
		48,751,540
Building Products 0.5%
A.O. Smith Corp.	61,572	4,333,437
Machinery 0.5%
Wabtec Corp. (a)	75,072	5,300,083
Information Technology 5.7%
IT Services 1.4%
CSRA, Inc.	506,400	13,141,080
Semiconductors & Semiconductor Equipment 1.6%
Applied Materials, Inc.	814,800	15,375,276
Software 2.7%
Microsoft Corp.	523,745	26,648,146
Materials 1.7%
Chemicals
Scotts Miracle-Gro Co. "A"	224,133	15,469,660
Valspar Corp.	11,869	928,630
		16,398,290
Telecommunication Services 2.6%
Diversified Telecommunication Services
AT&T, Inc.	697,585	25,775,766
Utilities 8.3%
Electric Utilities 3.2%
NextEra Energy, Inc.	275,019	31,027,644
Multi-Utilities 5.1%
Dominion Resources, Inc.	447,297	31,275,006
WEC Energy Group, Inc. (a)	331,585	18,684,815
		49,959,821
Total Common Stocks (Cost $1,021,707,607)		965,246,547
Securities Lending Collateral 5.8%
Daily Assets Fund "Capital Shares", 0.42% (b) (c) (Cost $56,245,195)	56,245,195	56,245,195
Cash Equivalents 0.0%
Central Cash Management Fund, 0.33% (b) (Cost $371,657)	371,657	371,657
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,078,324,459) †	105.1	1,021,863,399
Other Assets and Liabilities, Net	(5.1)	(49,618,987)
Net Assets	100.0	972,244,412

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $1,078,761,952. At February 29, 2016, net unrealized depreciation for all securities based on tax cost was $56,898,553. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $45,603,873 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $102,502,426.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at February 29, 2016 amounted to $55,120,376, which is 5.7% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as February 29, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$965,246,547	$—	$—	$965,246,547
Short-Term Investments (d)	56,616,852	—	—	56,616,852
Total	$1,021,863,399	$—	$—	$1,021,863,399

There have been no transfers between fair value measurement levels during the period ended February 29, 2016.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Large Cap Value Fund, a series of Deutsche Value Series, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 22, 2016